Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 1,082	$ 1,485	$ 1,120
Prepaid expenses		97,132	1,975
Total current assets	1,082	98,617	3,095
Total assets	1,082	98,617	3,095
Current liabilities:
Bank overdrafts			13,749
Accounts payable and accrued expenses	4,242,821	4,948,890	5,455,063
Accrued payroll and related expenses	4,037,298	3,864,055	3,724,050
Deferred revenue	25,000
Advances	122,000	88,187	337,500
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	1,760,082	159,520	115,750
Derivative liabilities	4,289,634	25,475,514	20,236,870
Convertible notes payable	3,063,970	3,186,303	6,989,039
Total current liabilities	17,540,805	37,722,469	36,872,021
Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	128,364	60,000
PPP note payable		50,000
Total liabilities	17,669,169	37,832,469	36,872,021
Commitments and contingencies
Stockholders’ deficit:
Preferred stock value
Common stock, $0.001par value, 1,200,000,000 shares authorized; 499,871,337 and 493,726,405 shares issued and outstanding, respectively	499,871	493,727	384,267
Common stock to be issued, 906,373,564 and 907,379,814 shares, respectively	906,374	907,380	944,660
Additional paid in capital	306,046,151	283,024,527	151,364,371
Discount on preferred stock		(20,973,776)
Accumulated deficit	(325,120,486)	(301,185,712)	(189,562,225)
Total stockholders’ deficit	(17,668,087)	(37,733,852)	(36,868,926)
Total liabilities and stockholders’ deficit	1,082	98,617	3,095
Series X Preferred Stock
Stockholders’ deficit:
Preferred stock value
Series Y Preferred Stock
Stockholders’ deficit:
Preferred stock value	1	1
Series C Preferred Stock
Stockholders’ deficit:
Preferred stock value	1	1	1
Series A Preferred Stock
Stockholders’ deficit:
Preferred stock value
Series B Preferred Stock
Stockholders’ deficit:
Preferred stock value
Series Z Preferred Stock
Stockholders’ deficit:
Preferred stock value	$ 1